Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Assets, Noncurrent [Abstract]
Allowance for bad debt	$ 0	$ 0
Property and equipment, accumulated depreciation	1,506.1	1,426.3
Intangible assets, accumulated amortization	$ 48.2	$ 36.5
Common Stock, Shares, Issued	283,991,722	245,421,549
General Partners' Capital Account, Units Issued	1,594,974	1,594,974
Other Ownership Interests, Units Outstanding	6,704,285	0